UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5569
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2015

Item 1. Reports to Stockholders.

Annual Report
June 30, 2015

Falah Russell-IdealRatings U.S. Large Cap ETF
Ticker: FIA

Falah Russell-IdealRatings U.S. Large Cap ETF

Falah Russell-IdealRatings U.S. Large Cap ETF’

Dear FIA Shareholders,

Thank you for your investment in Falah Russell-IdealRatings U.S. Large Cap ETF (the “Fund”).  The information presented in this Report relates to the operations of FIA for the fiscal period ended June 30, 2015.

As a reminder, The Russell-IdealRatings Islamic U.S. Large Cap Index (the “Index”) is composed of the common stock of Shariah compliant large capitalization U.S. companies.  The Index is composed by evaluating the components of the Russell 1000® Index (which includes approximately 1000 of the largest U.S. securities by market capitalization) based on specific financials-based and sector filters to create a final universe of companies that comply with Shariah principles at the time of the inclusion in the Index.  The Index is market capitalization weighted at the time of each reconstitution.

For the time period from the fund’s inception on October 1, 2014 through the fiscal year end of June 30, 2015, the Fund was up 4.29% at its mid-market price and 6.17% at NAV.  This compares to the Russell 1000, a broad market Index that was up 7.37% during the same time period.

The largest positive contributor to return for the period was Apple Inc. (AAPL), gaining 24.49% and adding 1.44% to the return of the Fund.  The second largest contributor was CVS Health Corporation (CVS), gaining 31.78% and contributing 0.28% to the return of the Fund for the period.  The third most positive contributor for the period was Home Depot, Inc. (HD), gaining 21.14% and adding 0.26% to the return of the Fund.

The largest negative contributor to return for the period was Chevron Corporation (CVX), down 19.15% and detracting 0.33% from the return of the Fund.  The second largest negative contributor was Exxon Mobile Corporation (XOM), down 11.54% and detracting 0.33% from the return of the Fund.  The third largest detractor to return for the period was International Business Machines Corporation (IBM), declining 14.31% and reducing the return of the Fund by 0.25%.

The best performing security in the Fund during the period was CVS Health Corporation (CVS), gaining 31.78% and contributing 0.28% to the return of the Fund.  The second best performing security in the Fund was Bristol-Myers Squibb Company (BMY), gaining 30.01% and contributing 0.24% to the return of the Fund.  The third best performing security for the period was Apple Inc. (AAPL), returning 24.49% and contributing 1.44% to the return of the Fund.

The worst performing security in the Fund during the period was Chevron Corporation (CVX), declining 19.15%.  The second worst performing security was International Business Machines Corporation (IBM), down 14.31% for the period and the third worst performing security was Intel Corporation (INTC), declining 12.65% and detracting 0.17% from the return of the Fund.

Falah Russell-IdealRatings U.S. Large Cap ETF

FIA began distributing income to shareholders on a quarterly basis in March of 2015 and continued its quarterly distributions in June of 2015.

We appreciate your investment in the Falah Russell-IdealRatings U.S. Large Cap ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

Must be preceded or accompanied by a prospectus.

Investing involves risk.  Principal loss is possible.  The Fund has the same risks as the underlying securities traded on the exchange throughout the day.  Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.  The Fund is not actively managed and may be affected by a general decline in market segments related to the index.  Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security.  For a complete listing of the fund’s holdings please view the schedule of investments on page 5.

The Falah Russell-Ideal Ratings U.S. Large Cap ETF is distributed by Quasar Distributors, LLC.

You cannot invest directly in an index.

Falah Russell-IdealRatings U.S. Large Cap ETF

Growth of $10,000
(Unaudited)

Since
Total Returns	Inception
Period Ending June 30, 2015	(10/1/14)
Falah Russell-IdealRatings U.S. Large Cap ETF – NAV	6.17%
Falah Russell-IdealRatings U.S. Large Cap ETF – Market	4.29%
Russell-Ideal Ratings Islamic U.S. Large Cap Index TR (USD)	6.57%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 1, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Falah Russell-IdealRatings U.S. Large Cap ETF
PORTFOLIO ALLOCATION
At June 30, 2015 (Unaudited)

Percentage of
Industry	Net Assets
Information Technology	29.6%
Health Care	21.8
Consumer Discretionary	12.0
Energy	10.6
Consumer Staples	10.4
Industrials	9.5
Materials	4.6
Real Estate Investment Trusts	0.7
Other	0.4
Financials	0.2
Utilities	0.2
100%

Falah Russell-IdealRatings U.S. Large Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015

Shares		Value
COMMON STOCKS – 98.9%
	Consumer Discretionary – 12.0%
9	Advance Auto Parts, Inc.	$1,434
4	AutoZone, Inc. (a)	2,668
24	Bed Bath & Beyond, Inc. (a)	1,655
37	BorgWarner, Inc.	2,103
19	Brunswick Corporation	966
51	Coach, Inc.	1,765
32	Delphi Automotive plc	2,723
36	Dollar General Corporation	2,799
14	DSW, Inc.	467
15	Expedia, Inc.	1,640
16	Family Dollar Stores, Inc.	1,261
20	Foot Locker, Inc.	1,340
12	Fossil Group, Inc. (a)	832
22	Genuine Parts Company	1,970
14	GoPro, Inc. (a)	738
52	Hanesbrands, Inc.	1,733
11	Harman International Industries, Inc.	1,308
21	Hasbro, Inc.	1,571
104	Johnson Controls, Inc.	5,151
30	L Brands, Inc.	2,572
14	Lear Corporation	1,572
13	Leggett & Platt, Inc.	633
29	Liberty Ventures (a)	1,139
52	LKQ Corporation (a)	1,573
117	Lowe’s Companies, Inc.	7,835
16	lululemon athletica, Inc. (a)	1,045
45	Macy’s, Inc.	3,036
134	McDonald’s Corporation	12,739
10	Mohawk Industries, Inc. (a)	1,909
41	Newell Rubbermaid, Inc.	1,685
85	Nike, Inc.	9,182
24	Nordstrom, Inc.	1,788
12	O’Reilly Automotive, Inc. (a)	2,712
91	PulteGroup, Inc.	1,834
56	Ross Stores, Inc.	2,722
10	Signet Jewelers Ltd.	1,282
97	Staples, Inc.	1,485

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Continued)

Shares		Value
COMMON STOCKS (Continued)
	Consumer Discretionary (Continued)
184	Starbucks Corporation	$9,865
78	Target Corporation	6,367
12	Tesla Motors, Inc. (a)	3,219
157	The Home Depot, Inc.	17,447
7	The Priceline Group, Inc. (a)	8,060
88	The TJX Companies, Inc.	5,823
16	Tiffany & Company	1,469
18	Tractor Supply Company	1,619
20	TripAdvisor, Inc. (a)	1,743
16	Tupperware Brands Corporation	1,033
9	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,390
23	Under Armour, Inc. (a)	1,919
46	V.F. Corporation	3,208
13	Williams-Sonoma, Inc.	1,069
		155,098
	Consumer Staples – 10.4%
89	Archer-Daniels-Midland Company	4,292
31	Campbell Soup Company	1,477
20	Church & Dwight Company, Inc.	1,623
124	Colgate-Palmolive Company	8,111
135	CVS Health Corporation	14,159
24	Dr Pepper Snapple Group, Inc.	1,750
10	Energizer Holdings, Inc.	1,315
34	Flowers Foods, Inc.	719
88	General Mills, Inc.	4,903
42	Kimberly-Clark Corporation	4,451
71	Kraft Foods Group, Inc.	6,045
20	McCormick & Company, Inc.	1,619
215	Mondelez International, Inc.	8,845
192	Pepsico, Inc.	17,921
16	The Clorox Company	1,664
399	The Coca-Cola Company	15,653
30	The Estée Lauder Companies, Inc.	2,600
16	The J. M. Smucker Company	1,735
309	The Procter & Gamble Company	24,176
111	Walgreens Boots Alliance, Inc.	9,373

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Continued)

Shares		Value
COMMON STOCKS (Continued)
	Consumer Staples (Continued)
38	Whitewave Foods Company (a)	$1,857
		134,288
	Energy – 10.6%
57	Baker Hughes, Inc.	3,517
106	Cabot Oil & Gas Corporation	3,343
197	Chevron Corporation	19,005
17	Cimarex Energy Company	1,875
28	Concho Resources, Inc. (a)	3,188
104	ConocoPhillips	6,387
17	CVR Energy, Inc.	640
21	Diamondback Energy, Inc. (a)	1,583
26	Dresser-Rand Group, Inc. (a)	2,215
29	Dril-Quip, Inc. (a)	2,182
67	EOG Resources, Inc.	5,866
496	Exxon Mobil Corporation	41,267
58	Frank’s International NV	1,093
47	Gulfport Energy Corporation (a)	1,892
41	Halliburton Company	1,766
17	Helmerich & Payne, Inc.	1,197
32	HollyFrontier Corporation	1,366
150	Kosmos Energy Ltd. (a)	1,264
81	Marathon Petroleum Corporation	4,237
74	Murphy Oil Corporation	3,076
58	Occidental Petroleum Corporation	4,511
90	Patterson-UTI Energy, Inc.	1,693
81	Phillips 66	6,525
36	Range Resources Corporation	1,778
100	RPC, Inc.	1,383
120	Schlumberger Ltd.	10,343
73	Valero Energy Corporation	4,570
		137,762
	Financials – 0.2%
50	CBRE Group, Inc. (a)	1,850

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Continued)

Shares		Value
COMMON STOCKS (Continued)
	Health Care – 21.8%
188	Abbott Laboratories	$9,227
213	AbbVie, Inc.	14,332
27	Alexion Pharmaceuticals, Inc. (a)	4,881
18	Align Technology, Inc. (a)	1,129
22	Alkermes PLC (a)	1,415
27	AmerisourceBergen Corporation	2,871
92	Amgen, Inc.	14,124
65	Baxter International, Inc.	4,545
28	Biogen Idec, Inc. (a)	11,310
20	BioMarin Pharmaceutical, Inc. (a)	2,736
174	Boston Scientific Corporation (a)	3,080
199	Bristol-Myers Squibb Company	13,241
32	Bruker Corporation (a)	653
40	Cardinal Health, Inc.	3,346
27	Catamaran Corporation (a)	1,649
96	Celgene Corporation (a)	11,111
39	Cerner Corporation (a)	2,693
10	CR Bard, Inc.	1,707
25	DENTSPLY International, Inc.	1,289
13	Edwards Lifesciences Corporation (a)	1,852
117	Eli Lilly and Company	9,768
96	Express Scripts Holding Company (a)	8,538
179	Gilead Sciences, Inc.	20,957
11	Henry Schein, Inc. (a)	1,563
24	Hospira, Inc. (a)	2,129
17	Illumina, Inc. (a)	3,712
19	Incyte Corporation (a)	1,980
4	Intuitive Surgical, Inc. (a)	1,938
8	Jazz Pharmaceuticals PLC (a)	1,409
302	Johnson & Johnson	29,433
28	McKesson Corporation	6,295
10	Medivation, Inc. (a)	1,142
18	MEDNAX, Inc. (a)	1,334
329	Merck & Co, Inc.	18,730
5	Mettler-Toledo International, Inc. (a)	1,707
10	Omnicare, Inc.	943

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Continued)

Shares		Value
COMMON STOCKS (Continued)
	Health Care (Continued)
15	PerkinElmer, Inc.	$790
18	Perrigo Company PLC	3,327
755	Pfizer, Inc.	25,315
47	Qiagen NV (a)	1,165
9	Regeneron Pharmaceuticals, Inc. (a)	4,591
24	ResMed, Inc.	1,353
40	St. Jude Medical, Inc.	2,923
46	Stryker Corporation	4,396
6	The Cooper Companies, Inc.	1,068
52	Thermo Fisher Scientific, Inc.	6,748
6	United Therapeutics Corporation (a)	1,044
11	Universal Health Services, Inc.	1,563
16	Varian Medical Systems, Inc. (a)	1,349
30	Vertex Pharmaceuticals Inc. (a)	3,704
13	Waters Corporation (a)	1,669
63	Zoetis, Inc.	3,038
		282,812
	Industrials – 9.5%
85	3M Company	13,115
6	Acuity Brands, Inc.	1,080
21	Alaska Air Group, Inc.	1,353
10	Allegion PLC	601
22	B/E Aerospace, Inc.	1,208
12	Carlisle Companies Inc.	1,201
15	Cintas Corporation	1,269
33	Colfax Corporation (a)	1,523
11	Copa Holdings	908
171	CSX Corporation	5,583
34	Cummins, Inc.	4,460
88	Danaher Corporation	7,532
35	Delta Air Lines, Inc.	1,438
81	Eaton Corporation plc	5,467
33	Emerson Electric Company	1,829
17	Equifax, Inc.	1,651
38	Expeditors International of Washington, Inc.	1,752
35	FedEx Corporation	5,964

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Continued)

Shares		Value
COMMON STOCKS (Continued)
	Industrials (Continued)
30	Fortune Brands Home & Security, Inc.	$1,375
19	IDEX Corporation	1,493
12	IHS, Inc. (a)	1,544
50	Illinois Tool Works, Inc.	4,589
44	Ingersoll-Rand plc	2,966
15	JB Hunt Transportation Services, Inc.	1,231
39	Joy Global, Inc.	1,412
47	Kennametal, Inc.	1,604
16	Kirby Corporation (a)	1,227
11	MSC Industrial Direct Company, Inc.	767
13	Nordson Corporation	1,013
7	Norfolk Southern Corporation	612
72	NOW, Inc. (a)	1,434
21	Robert Half International, Inc.	1,165
25	Rockwell Automation, Inc.	3,116
13	Roper Technologies, Inc.	2,242
8	Snap-on, Inc.	1,274
98	Southwest Airlines Company	3,243
12	Spirit Airlines, Inc. (a)	745
29	Stanley Black & Decker, Inc.	3,052
6	Stericycle, Inc. (a)	803
102	Union Pacific Corporation	9,728
98	United Parcel Service, Inc.	9,497
11	Valmont Industries, Inc.	1,308
8	W. W. Grainger, Inc.	1,893
12	WABCO Holdings, Inc. (a)	1,485
23	Wabtec Corporation	2,168
50	Xylem, Inc.	1,853
		122,773
	Information Technology – 29.6%
41	3D Systems Corporation (a)	800
84	Accenture plc	8,130
66	Adobe Systems, Inc. (a)	5,347
27	Akamai Technologies, Inc. (a)	1,885
24	Amdocs Ltd.	1,310
695	Apple, Inc.	87,170

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Continued)

Shares		Value
COMMON STOCKS (Continued)
	Information Technology (Continued)
13	Applied Materials, Inc.	$250
108	Atmel Corporation	1,064
56	Automatic Data Processing, Inc.	4,493
32	Avago Technologies Ltd.	4,254
75	Broadcom Corporation	3,862
15	Broadridge Financial Solutions, Inc.	750
88	Brocade Communications Systems, Inc.	1,045
64	CA, Inc.	1,875
62	Cadence Design System, Inc. (a)	1,219
26	CDK Global, Inc.	1,403
28	Citrix Systems, Inc. (a)	1,964
80	Cognizant Technology Solutions Corporation (a)	4,887
198	Corning, Inc.	3,907
6	CoStar Group, Inc. (a)	1,208
35	Cree, Inc. (a)	911
72	Cypress Semiconductor Corporation	847
18	Dolby Laboratories, Inc.	714
159	eBay, Inc. (a)	9,578
249	EMC Corporation	6,571
12	F5 Networks, Inc. (a)	1,444
264	Facebook, Inc. (a)	22,642
20	First Solar, Inc. (a)	940
30	Fiserv, Inc. (a)	2,485
12	FleetCor Technologies, Inc. (a)	1,873
13	Gartner, Inc. (a)	1,115
33	Google, Inc. – Class A (a)	17,821
30	Google, Inc. – Class C (a)	15,615
132	Hewlett-Packard Company	3,961
480	Intel Corporation	14,599
92	International Business Machines Corporation	14,965
34	Intuit, Inc.	3,426
70	JDS Uniphase Corporation (a)	811
83	Juniper Networks, Inc.	2,155
25	Lam Research Corporation	2,034
28	Lexmark International, Inc.	1,238
54	Linear Technology Corporation	2,388

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Continued)

Shares		Value
COMMON STOCKS (Continued)
	Information Technology (Continued)
14	LinkedIn Corporation (a)	$2,893
61	Maxim Integrated Products, Inc.	2,109
47	Microchip Technology, Inc.	2,229
20	Micron Technology, Inc. (a)	377
984	Microsoft Corporation	43,444
24	National Instruments Corporation	707
81	ON Semiconductor Corporation (a)	947
411	Oracle Corporation	16,563
9	Palo Alto Networks, Inc. (a)	1,572
50	Paychex, Inc.	2,344
20	PTC, Inc. (a)	820
19	Qorvo, Inc. (a)	1,525
154	QUALCOMM, Inc.	9,645
26	Red Hat, Inc. (a)	1,974
84	salesforce.com, Inc. (a)	5,849
21	ServiceNow, Inc. (a)	1,561
20	Splunk, Inc. (a)	1,392
108	Symantec Corporation	2,511
27	Synopsys, Inc. (a)	1,368
61	Teradyne, Inc.	1,177
150	Texas Instruments, Inc.	7,726
32	Total System Services, Inc.	1,337
29	VeriFone Systems, Inc. (a)	985
18	VeriSign, Inc. (a)	1,111
18	Workday, Inc. (a)	1,375
131	Yahoo!, Inc. (a)	5,147
		383,644
	Materials – 4.6%
32	Air Products & Chemicals, Inc.	4,379
15	AptarGroup, Inc.	957
17	Avery Dennison Corporation	1,036
18	Bemis Company, Inc.	810
27	Celanese Corporation	1,941
34	CF Industries Holdings, Inc.	2,186
10	Compass Minerals International, Inc.	821
108	E.I. du Pont de Nemours and Company	6,907

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Continued)

Shares		Value
COMMON STOCKS (Continued)
	Materials (Continued)
14	Eagle Materials, Inc.	$1,069
32	Ecolab, Inc.	3,618
12	International Flavors & Fragrances, Inc.	1,311
26	LyondellBasell Industries NV	2,692
14	Martin Marietta Materials, Inc.	1,981
62	Monsanto Company	6,609
32	PPG Industries, Inc.	3,671
13	Praxair, Inc.	1,554
23	Rock-Tenn Company	1,385
19	RPM International, Inc.	930
15	Sigma-Aldrich Corporation	2,090
27	Sonoco Products Company	1,157
45	Southern Copper Corporation	1,323
46	Tahoe Resources, Inc.	558
65	The Mosaic Company	3,045
10	The Sherwin-Williams Company	2,750
13	The Valspar Corporation	1,064
22	Vulcan Materials Company	1,846
13	W. R. Grace & Company (a)	1,304
12	Westlake Chemical Corporation	823
		59,817
	Utilities – 0.2%
49	National Fuel Gas Company	2,886
	TOTAL COMMON STOCKS (Cost $1,203,564)	1,280,930

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2015 (Continued)

Shares		Value
REAL ESTATE INVESTMENT TRUSTS – 0.7%
41	Communications Sales & Leasing, Inc.	$1,013
9	Federal Realty Investment Trust	1,153
19	Public Storage	3,503
112	Weyerhaeuser Co.	3,528
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $8,984)	9,197
	Total Investments (Cost $1,212,548) – 99.6%	1,290,127
	Other Assets in Excess of Liabilities – 0.4%	5,819
	TOTAL NET ASSETS – 100.0%	$1,295,946

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Falah Russell-IdealRatings U.S. Large Cap ETF
STATEMENT OF ASSETS & LIABILITIES
At June 30, 2015

ASSETS
Investments in securities, at value (Cost $1,212,548)	$1,290,127
Cash	4,772
Dividends receivable	1,024
Receivable for investments sold	154,553
Total assets	1,450,476
LIABILITIES
Payable for investments purchased	153,768
Management fees payable	762
Total liabilities	154,530
NET ASSETS	$1,295,946

Net Assets Consist of:
Paid-in Capital	$1,230,901
Undistributed net investment income	—
Accumulated net realized gain (loss) on investments	(12,534)
Net unrealized appreciation (depreciation) on investments	77,579
Net assets	$1,295,946

Net Asset Value
Net assets	$1,295,946
Shares outstanding^	50,000
Net asset value, offering and redemption price per share	$25.92

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2015*

INCOME:
Dividends (net of foreign withholding tax $1)	$18,688
Total Investment Income	18,688

EXPENSES:
Management fees	7,403
Total expenses	7,403
Net investment income	11,285

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	7,987
Change in unrealized appreciation (depreciation) on investments	77,579
Net realized and unrealized gain (loss) on investments	85,566
Net increase (decrease) in net assets
resulting from operations	$96,851

*  Fund commenced operations on October 1, 2014.  The information presented is for the period from October 1, 2014 to June 30, 2015.

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2015*
OPERATIONS
Net investment income	$11,285
Net realized gain (loss) on investments	7,987
Change in unrealized appreciation
(depreciation) of investments	77,579
Net increase (decrease) in net assets
resulting from operations	96,851

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(11,405)
Total distributions to shareholders	(11,405)

CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold	1,210,500
Net increase (decrease) in net assets derived
from net share transactions (a)	1,210,500
Net increase (decrease) in net assets	$1,295,946
NET ASSETS
Beginning of period	$—
End of period	$1,295,946
Undistributed net investment income	$—

(a) A summary of capital share transactions is as follows:

	Period Ended
	June 30, 2015
	Shares	Amount
Subscriptions	100,000	$2,463,000
Redemptions	(50,000)	1,252,500
	50,000	$1,210,500

*  Fund commenced operations on October 1, 2014.  The information presented is for the period from October 1, 2014 to June 30, 2015.

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	June 30, 2015(1)
Net asset value,
beginning of period	$24.63
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income(2)	0.21
Net realized and unrealized gain (loss) on investments	1.31
Total from investment operations	1.52

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.23)
Total distributions	(0.23)

Net asset value, end of period	$25.92

Total return	6.17	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$1,296

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.70	%(4)
Net investment income to average net assets	1.07	%(4)

Portfolio Turnover Rate(5)	20	%(3)

(1)  Commencement of operations on October 1, 2014.
(2)  Calculated based on average shares outstanding during the period.
(3)  Not annualized.
(4)  Annualized.
(5)  Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2015

NOTE 1 – ORGANIZATION

Falah Russell-IdealRatings U.S. Large Cap ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before expense and fees, track the Russell-Ideal Ratings Islamic U.S. Large Cap Index. The Fund commenced operations on October 1, 2014.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Unit of $1,000. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received for the period.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

Falah Russell-IdealRatings U.S. Large Cap ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation.  All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of the shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar

Falah Russell-IdealRatings U.S. Large Cap ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Continued)

instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,280,930	$—	$—	$1,280,930
Real Estate
Investment Trusts	9,197	—	—	9,197
Total Investments
in Securities	$1,290,127	$—	$—	$1,290,127

^ See Schedule of Investments for industry breakouts.

During the period ended June 30, 2015, the Fund did not recognize any transfers to or from Level 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

B.
Federal Income Taxes.  The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal

Falah Russell-IdealRatings U.S. Large Cap ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Continued)

income tax provision is required. As of and during the period ended June 30, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2015, the Fund did not have liabilities for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At June 30, 2015, the Fund’s post-October capital loss was $12,067.  At June 30, 2015, the Fund had $0 in short-term capital loss carryforward available for federal income tax purposes.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation.  The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

Falah Russell-IdealRatings U.S. Large Cap ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Continued)

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts.  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended June 30, 2015, the following table shows the reclassifications made:

Undistributed Net	Accumulated Net	Paid-In
Investment Income/(Loss)	Realized Gain/(Loss)	Capital
$120	$(20,521)	$20,401

During the period ended June 30, 2015, the Fund realized $20,521 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.  Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

I.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to June 30, 2015, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.
Recent Accounting Pronouncement.  In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Falah Russell-IdealRatings U.S. Large Cap ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging in consultation with Mellon Capital Management, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.  For services provided to the Fund, the Fund pays the Adviser 0.70% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2015, purchases and sales of securities were $260,973 and $256,779, respectively.

There were no purchases or sales of U.S. Government securities.

For the period ended June 30, 2015, in-kind transactions associated with creations and redemptions were $2,462,996 and $1,252,274, respectively.

Falah Russell-IdealRatings U.S. Large Cap ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Continued)

NOTE 5 – TAX COST BASIS

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at June 30, 2015, were as follows:

Cost of investments	$1,213,015
Gross tax unrealized appreciation	116,705
Gross tax unrealized depreciation	(39,593)
Net tax unrealized appreciation	77,112
Undistributed ordinary income	—
Undistributed long term gain	—
Total distributable earnings	—
Other accumulated (loss)	12,067
Total accumulated gain	$65,045

The difference between book and tax-basis cost is attributable to wash sales.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the period ended June 30, 2015 was as follows:

Ordinary Income	$11,405

Falah Russell-IdealRatings U.S. Large Cap ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Falah Russell-IdealRatings U.S. Large Cap ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Falah Russell-IdealRatings U.S. Large Cap ETF (the “Fund”), a series of ETF Series Solutions, as of June 30, 2015, and the related statements of operations and changes in net assets and the financial highlights for the period October 1, 2014 (commencement of operations) through June 30, 2015.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Falah Russell-IdealRatings U.S. Large Cap ETF as of June 30, 2015, and the results of its operations, changes in its net assets, and the financial highlights for the period October 1, 2014 (commencement of operations) through June 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
August 28, 2015

Falah Russell-IdealRatings U.S. Large Cap ETF
TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Interested Trustee
Michael A. Castino	Trustee	Indefinite	Senior Vice President,	11	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013);
		since	Vice President,
		2013	Marco Polo Network
(financial services firm)
(2009–2011).

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	11	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (2000–2011).		Portfolio
Series (26
portfolios);
Director,
Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

Ronald T. Beckman	Trustee	Indefinite	Retired; formerly Audit	11	None
Born: 1947		term;	Partner specializing in
		since	investment management,
		2012	PricewaterhouseCoopers
LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	11	Independent
Born: 1967		term;	Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series
(26
portfolios).

Falah Russell-IdealRatings U.S. Large Cap ETF
TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business.  The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	Fund	Served	Principal Occupation(s) During Past Five Years

Principal Officers of the Trust
Michael A. Castino	Trustee	Indefinite	Senior Vice President, USBFS (since 2013); Managing
Born: 1967	and	term;	Director of Index Services, Zacks Investment
	Chairman	Trustee	Management (2011–2013); Vice President, Marco Polo
		since	Network (financial services firm) (2009–2011).
2014;
Chairman
since 2013

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

Michael R. McVoy	Chief	Indefinite	Executive Vice President and Chief Compliance Officer,
Born: 1957	Compliance	term;	USBFS (since 1986).
	Officer	since 2013
Kristen M. Weitzel, CPA	Treasurer	Indefinite	Assistant Vice President, USBFS (since 2011); Manager,
Born: 1977		term;	PricewaterhouseCoopers LLP (accounting firm)
		since	(2005–2011).
2014
(other roles
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since	(2011-2013); Graduate Student, Marquette University
		2015	Law School (2007-2011).

Falah Russell-IdealRatings U.S. Large Cap ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

The Following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for Falah Russell-IdealRatings U.S. Large Cap ETF was at a premium or discount to its daily NAV. The chart presented represents past performance and cannot be used to predict future results.

	Period Ended
	June 30, 2015
		Percentage
	Number of	of
Premium/Discount Range	Days	Total Days
Greater than 1.00%	34	18.1%
Greater Than or Equal to 0.75% And Less Than 0.99%	4	2.1%
Greater Than or Equal to 0.5% And Less Than 0.75%	3	1.6%
Greater Than or Equal to 0.25% And Less Than 0.5%	4	2.1%
Greater Than or Equal to 0.0% And Less Than 0.25%	13	6.9%
Greater Than or Equal to -0.25% And Less Than 0.0%	12	6.4%
Greater Than or Equal to -0.5% And Less Than -0.25%	14	7.5%
Greater Than or Equal to -0.75% And Less Than -0.5%	14	7.5%
Greater Than or Equal to -0.99% And Less Than -0.75%	15	8.0%
Greater Than -1.00%	75	39.9%

Falah Russell-IdealRatings U.S. Large Cap ETF
EXPENSE EXAMPLE
For the Period Ended June 30, 2015 (Unaudited)

As a shareholder of Falah Russell-IdealRatings U.S. Large Cap ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 1, 2015	June 30, 2015	During the Period(1)
Actual	$1,000	$1,062	$5.38
Hypothetical (5% annual	$1,000	$1,032	$5.30
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve month period.

Falah Russell-IdealRatings U.S. Large Cap ETF
FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal period ended June 30, 2015, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended June 30, 2015 was 100%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0%.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on their website at www.falah-capital-etfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.falah-capital-etfs.com

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Falah Russell-IdealRatings U.S. Large Cap ETF
PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and

•  Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, Oklahoma  73013

Sub-Adviser
Mellon Capital Management, LLC
50 Fremont Street, Suite 3900
San Francisco, California  94105

Index Provider
Falah Capital
1200 Westlake Avenue North, Suite 1006
Seattle, Washington  98109

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC  20006-1806

Falah Russell-IdealRatings U.S. Large Cap ETF
Symbol – FIA
CUSIP – 26922A800

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference, Form N-CSR filed on 6/6/2014, SEC Accession # 0000898531-14-000238.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/2015	FYE 06/30/2014
Audit Fees	$14,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/2015	FYE 06/30/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 06/30/2015	FYE 06/30/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*                   /s/    Paul Fearday
Paul Fearday, Principal Executive Officer

Date   September 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Paul Fearday
Paul Fearday, Principal Executive Officer

Date     September 2, 2015

By (Signature and Title)*                    /s/  Kristen Weitzel
Kristen Weitzel, Treasurer

Date     September 2, 2015

* Print the name and title of each signing officer under his or her signature.